INCOME TAXES (Schedule of Balance Sheet Presentation of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Long-term deferred tax assets	$ 2,869	$ 4,554
Domestic [Member]
Income Taxes [Line Items]
Long-term deferred tax assets	2,011	3,742
Foreign [Member]
Income Taxes [Line Items]
Long-term deferred tax assets	$ 858	$ 812